Cash collateral on securities and reverse repurchase agreements- Selling financial instruments and repurchasing (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending	$ 317,489	$ 195,392	$ 216,817
Carrying amount of securities lent and of Payables from Repurchase Agreements and Security Lending		195,437	223,721
Instruments issued by the Chilean Government and Central Bank | Central Bank bonds
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		5,169	10,568
Instruments issued by the Chilean Government and Central Bank | Central Bank promissory notes
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		5,095	16,165
Other instruments issued in Chile | Bonds from domestic banks
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		2,013
Other instruments issued in Chile | Deposits in domestic banks
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		171,121	190,084
Other instruments issued in Chile | Other instruments
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		11,994
Up to 1 month
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		138,630	200,811
Up to 1 month | Instruments issued by the Chilean Government and Central Bank | Central Bank bonds
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		5,169	10,568
Up to 1 month | Instruments issued by the Chilean Government and Central Bank | Central Bank promissory notes
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		5,095	16,165
Up to 1 month | Other instruments issued in Chile | Bonds from domestic banks
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		2,013
Up to 1 month | Other instruments issued in Chile | Deposits in domestic banks
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		114,359	174,078
Up to 1 month | Other instruments issued in Chile | Other instruments
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		11,994
Between 1 and 3 months
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending			16,006
Between 1 and 3 months | Other instruments issued in Chile | Deposits in domestic banks
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending			$ 16,006
Between 3 and 12 months
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		56,762
Between 3 and 12 months | Other instruments issued in Chile | Deposits in domestic banks
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		$ 56,762